Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Units and units that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights to require the Company to register a sale of any of the Company’s securities held by them pursuant to a certain registration rights agreement, dated December 9, 2021. These holders will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, these holders will have certain “piggyback” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the IPO price less underwriting discounts and commissions.

The underwriters were paid a cash underwriting discount of $0.20 per unit on the offering, or $5,000,000 in the aggregate at the closing of the IPO. In addition, the underwriters are entitled to deferred underwriting commissions of $0.35 per unit, or $8,881,250 from the closing of the IPO and over-allotment. The total deferred fee of $8,956,250 (including underwriting discount of $75,000 related to the exercise of the over-allotment option) is deferred until completion of a Business Combination. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely if the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On January 28, 2025, Citigroup, as representative of the underwriters, agreed to formally waive the deferred underwriting commissions of $8,956,250 in full, pursuant to a deferred fee waiver letter agreement between Citigroup and the Company only upon a successful Business Combination with Ace Green Recycling, as further described below. The waiver of deferred underwriting commissions is contingent upon a successful Business Combination with Ace Green Recycling, thus, as of March 31, 2026, the full amount of $8,956,250 remains outstanding.

Business Combination Agreement

On December 4, 2024, the Company, the Sponsor, Ace Green Recycling and Merger Sub, entered into the Business Combination Agreement, pursuant to which, subject to the satisfaction or waiver of certain conditions precedent in the Business Combination Agreement, the following transactions will occur: (a) Merger Sub will merge with and into Ace Green Recycling, with Ace Green Recycling surviving the Merger as a wholly owned subsidiary of the Company and the security holders of Ace Green Recycling becoming security holders of the Company and (b) the other transactions contemplated by the Business Combination Agreement and the Ancillary Documents referred to therein (together with the Merger, the “Transactions”).

Pursuant to the Business Combination Agreement, at the effective time of the Merger, each outstanding share of common stock of Ace Green Recycling (other than any excluded shares and dissenting shares) shall be converted into the right to receive (i) a number of shares of Company common stock equal to the a specified exchange ratio and (ii) a pro rata portion of any Earnout Shares that the Company is obligated to issue pursuant to the terms of the Business Combination Agreement.

The Business Combination Agreement, subject to the terms and conditions set forth therein, provides that Athena will issue up to an aggregate 10,500,000 shares of its common stock (the “Earnout Shares”) to Ace Green Recycling’s shareholders and up to an aggregate of 1,500,000 shares of its common stock to Sponsor based on the trading prices of Athena’s common stock during the five-year period following the closing of the Merger (the “Closing”).

On March 19, 2026, the Company, Sponsor, and Ace Green Recycling entered into a First Amendment to Business Combination Agreement (the “First BCA Amendment”), pursuant to which the Business Combination Agreement was amended to (i) provide for additional earnout provisions for stockholders of Ace Green Recycling upon the closing of the transactions contemplated by the Business Combination Agreement, (ii) permit certain financings by Ace Green Recycling, (iii) update the expected board composition of New Ace Green (as defined in the Business Combination Agreement), (iv) amend the definitions of Athena Expense Cap and Axe Expense Cap in the Business Combination Agreement, and (v) extend the Outside Date (as defined by the Business Combination Agreement) to April 30, 2026.

On April 18, 2026, the Company and Ace Green Recycling entered into a Second Amendment to Business Combination Agreement (the “Second BCA Amendment”), pursuant to which the Business Combination Agreement, dated was amended to include a form of certificate of incorporation of New Ace Green reflecting an increase in the number of authorized shares of preferred stock that New Ace Green will be authorized to issue from 1,000,000 to 5,000,000 to allow for the issuance of its 12.0% Series A Cumulative Convertible Preferred Stock in connection with the PIPE Investment (as defined herein), as well as the issuance of additional shares for potential future fundings.

Voting and Support Agreements

In connection with the execution of the Business Combination Agreement, Sponsor entered into a Voting and Support Agreement (the “Sponsor Support Agreement”) with Athena and Ace Green Recycling, pursuant to which Sponsor has agreed to, among other things, (a) vote at any meeting of Athena shareholders to be called for approval of the Business Combination Agreement, the Merger, and the other Transactions all shares of Athena Class A common stock (together with any warrants to acquire Athena Class A common stock, the “Sponsor Securities”) beneficially owned or thereafter acquired in favor of the Business Combination Agreement, the Merger, and the other Transactions, (b) be bound by certain other covenants and agreements related to the Transactions and (c) be bound by certain transfer restrictions with respect to the Sponsor Securities, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

In connection with the execution of the Business Combination Agreement, certain Ace Green Recycling shareholders entered into a Voting and Support Agreement (the “Ace Green Recycling Support Agreement”) with Athena and Ace Green Recycling, pursuant to which each such Ace Green Recycling shareholder has agreed to, among other things, (a) vote at any meeting of Ace Green Recycling’s shareholders to be called for approval of, among other things, the Business Combination Agreement and the Transactions all of such Ace Green Recycling shareholder’s shares of Ace Green Recycling common stock (the “Ace Green Recycling Securities”) beneficially owned or thereafter acquired in favor of the Transactions, (b) be bound by certain other covenants and agreements related to the Transactions and (c) be bound by certain transfer restrictions with respect to the Ace Green Recycling Securities, in each case, on the terms and subject to the conditions set forth in the Ace Green Recycling Support Agreement.

Lock-Up Agreements

In connection with the Closing, certain Ace Green Recycling shareholders will each enter into an agreement providing that each such Ace Green Recycling shareholder will not, subject to certain exceptions, transfer its shares of Athena common stock during the period commencing on the closing date of the business combination and ending 180 days thereafter.

In connection with the Closing, Sponsor will enter into an agreement providing that Sponsor will not, subject to certain exceptions, transfer its shares of Athena common stock during the period commencing on the closing date of the business combination and ending 180 days thereafter.

New Registration Rights Agreement

The Business Combination Agreement contemplates that, at the Closing, certain Ace Green Recycling equity holders, Sponsor and Athena will enter into a Registration Rights Agreement (the “New Registration Rights Agreement”), pursuant to which Athena will agree to register for resale certain shares of Athena’s common stock and other equity securities of Athena that are held by the parties thereto. Pursuant to the New Registration Rights Agreement, Athena will agree to file a shelf registration statement registering the sale or resale of all of the Registrable Securities (as defined in the New Registration Rights Agreement) within 30 days after the closing date of the business combination. Athena will also agree to provide customary “piggyback” registration rights, subject to certain requirements and customary conditions. The New Registration Rights Agreement will also provide that Athena will pay certain expenses relating to such registrations and indemnify the shareholders against certain liabilities.

PIPE Investment and Registration Rights Agreement

On April 21, 2026, the Company and Ace Green Recycling entered into a securities purchase agreement (the “PIPE Purchase Agreement”) with certain third-party investors (the “PIPE Investors”), pursuant to which, among other things, the PIPE Investors agreed to purchase (i) a total of 3,333,333 shares of New Ace Green’s 12.0% Series A Cumulative Convertible Preferred Stock, par value of $0.0001 per share (the “Series A Preferred Stock”), which will be convertible into shares of common stock of New Ace Green at an initial conversion price of $12.00 per share, subject to certain adjustments and limitations, and (ii) warrants to purchase 5,000,000 shares of common stock of New Ace Green at an initial exercise price of $12.00 per share (the “PIPE Warrants”) for an aggregate purchase price of $32,000,000 (the “PIPE Investment”). The PIPE Investors will also each receive a pro rata portion of 1,000,000 shares of common stock of New Ace Green issued as additional consideration for participating in the PIPE Investment.

The Purchase Agreement provide that the closing of the PIPE Investment is expected to occur concurrently with the consummation of the Business Combination, subject to the satisfaction of customary closing conditions, including that the shares of New Ace Green common stock have received approval for listing on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange. The proceeds are intended to support the Business Combination.

The Purchase Agreement contains customary representations, warranties and agreements by Athena, Ace Green and the PIPE Investors, as well as customary indemnification provisions.

In connection with the PIPE Investment, on April 21, 2026, Athena entered into a registration rights agreement (the “PIPE Registration Rights Agreement”) with the PIPE Investors pursuant to which Athena agreed to file with the SEC one or more registration statements to register for resale certain shares of New Ace Green common stock (and, if applicable, the shares of New Ace Green common stock issuable upon exercise of the PIPE Warrants or conversion of the shares of Series A Preferred Stock) held by the PIPE Investors, subject to customary exceptions.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Units and units that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights to require the Company to register a sale of any of the Company’s securities held by them pursuant to a certain registration rights agreement, dated December 9, 2021. These holders will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, these holders will have certain “piggyback” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the IPO price less underwriting discounts and commissions.

The underwriters were paid a cash underwriting discount of $0.20 per unit on the offering, or $5,000,000 in the aggregate at the closing of the IPO. In addition, the underwriters are entitled to deferred underwriting commissions of $0.35 per unit, or $8,881,250 from the closing of the IPO and over-allotment. The total deferred fee of $8,956,250 (including underwriting discount of $75,000 related to the exercise of the over-allotment option) is deferred until completion of a Business Combination. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely if the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On January 28, 2025, Citigroup, as representative of the underwriters, agreed to formally waive the deferred underwriting commissions of $8,956,250 in full, pursuant to a deferred fee waiver letter agreement between Citigroup and the Company only upon a successful Business Combination with Ace Green Recycling, as further described below. The waiver of deferred underwriting commissions is contingent upon a successful Business Combination with Ace Green Recycling, thus, as of December 31, 2025, the full amount of $8,956,250 remains outstanding.

Business Combination Agreement

On December 4, 2024, the Company, the Sponsor, Ace Green Recycling and Merger Sub, entered into the Business Combination Agreement, pursuant to which, subject to the satisfaction or waiver of certain conditions precedent in the Business Combination Agreement, the following transactions will occur: (a) Merger Sub will merge with and into Ace Green Recycling, with Ace Green Recycling surviving the Merger as a wholly owned subsidiary of the Company and the security holders of Ace Green Recycling becoming security holders of the Company and (b) the other transactions contemplated by the Business Combination Agreement and the Ancillary Documents referred to therein (together with the Merger, the “Transactions”).

Pursuant to the Business Combination Agreement, at the effective time of the Merger, each outstanding share of common stock of Ace Green Recycling (other than any excluded shares and dissenting shares) shall be converted into the right to receive (i) a number of shares of Company common stock equal to the a specified exchange ratio and (ii) a pro rata portion of any Earnout Shares that the Company is obligated to issue pursuant to the terms of the Business Combination Agreement.

The Business Combination Agreement, subject to the terms and conditions set forth therein, provides that Athena will issue up to an aggregate 10,500,000 shares of its common stock (the “Earnout Shares”) to Ace Green Recycling’s shareholders and up to an aggregate of 1,500,000 shares of its common stock to Sponsor based on the trading prices of Athena’s common stock during the five-year period following the closing of the Merger (the “Closing”).

Voting and Support Agreements

In connection with the execution of the Business Combination Agreement, Sponsor entered into a Voting and Support Agreement (the “Sponsor Support Agreement”) with Athena and Ace Green Recycling, pursuant to which Sponsor has agreed to, among other things, (a) vote at any meeting of Athena shareholders to be called for approval of the Business Combination Agreement, the Merger, and the other Transactions all shares of Athena Class A common stock (together with any warrants to acquire Athena Class A common stock, the “Sponsor Securities”) beneficially owned or thereafter acquired in favor of the Business Combination Agreement, the Merger, and the other Transactions, (b) be bound by certain other covenants and agreements related to the Transactions and (c) be bound by certain transfer restrictions with respect to the Sponsor Securities, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

In connection with the execution of the Business Combination Agreement, certain Ace Green Recycling shareholders entered into a Voting and Support Agreement (the “Ace Green Recycling Support Agreement”) with Athena and Ace Green Recycling, pursuant to which each such Ace Green Recycling shareholder has agreed to, among other things, (a) vote at any meeting of Ace Green Recycling’s shareholders to be called for approval of, among other things, the Business Combination Agreement and the Transactions all of such Ace Green Recycling shareholder’s shares of Ace Green Recycling common stock (the “Ace Green Recycling Securities”) beneficially owned or thereafter acquired in favor of the Transactions, (b) be bound by certain other covenants and agreements related to the Transactions and (c) be bound by certain transfer restrictions with respect to the Ace Green Recycling Securities, in each case, on the terms and subject to the conditions set forth in the Ace Green Recycling Support Agreement.

Lock-Up Agreements

In connection with the Closing, certain Ace Green Recycling shareholders will each enter into an agreement providing that each such Ace Green Recycling shareholder will not, subject to certain exceptions, transfer its shares of Athena common stock during the period commencing on the closing date of the business combination and ending 180 days thereafter.

In connection with the Closing, Sponsor will enter into an agreement providing that Sponsor will not, subject to certain exceptions, transfer its shares of Athena common stock during the period commencing on the closing date of the business combination and ending 180 days thereafter.

New Registration Rights Agreement

The Business Combination Agreement contemplates that, at the Closing, certain Ace Green Recycling equity holders, Sponsor and Athena will enter into a Registration Rights Agreement (the “New Registration Rights Agreement”), pursuant to which Athena will agree to register for resale certain shares of Athena’s common stock and other equity securities of Athena that are held by the parties thereto. Pursuant to the New Registration Rights Agreement, Athena will agree to file a shelf registration statement registering the sale or resale of all of the Registrable Securities (as defined in the New Registration Rights Agreement) within 30 days after the closing date of the business combination. Athena will also agree to provide customary “piggyback” registration rights, subject to certain requirements and customary conditions. The New Registration Rights Agreement will also provide that Athena will pay certain expenses relating to such registrations and indemnify the shareholders against certain liabilities.